CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES
Net income (loss)	$ 13,058	$ 2,638	$ 33,219	$ 26,478
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,134	5,012	10,245	10,223
Equity in (earnings) losses of joint ventures	(4,520)	(3,267)	(13,154)	(14,341)
Changes in accrued interest income on advances to joint ventures	(191)	(50)	(356)	(133)
Amortization of deferred debt issuance cost	487	4,119	988	4,642
Amortization in revenue for above market contract	687	687	1,366	1,366
Expenditure for drydocking		(1,590)		(1,590)
Changes in accrued interest expense	138	560	(47)	404
Receipts from repayment of principal on financing lease	1,341	1,228	2,653	2,430
Unrealized foreign exchange losses (gains)	65	(19)	104	(7)
Unrealized loss (gain) on derivative instruments	121	57	222	102
Non-cash revenue: tax paid directly by charterer	(251)	(224)	(461)	(432)
Non-cash income tax expense: tax paid directly by charterer	251	224	461	432
Deferred tax expense and provision for tax uncertainty	2,017	10,675	3,622	11,340
Issuance of units for Board of Directors' fees		127		127
Other adjustments		17		17
Changes in working capital:
Trade receivables	(2,273)	184	(3,937)	(4,017)
Inventory	6	(25)		(25)
Prepaid expenses and other receivables	(73)	(1,439)	(6,212)	(2,262)
Trade payables	(2,709)	989	(2,840)	949
Amounts due to owners and affiliates	3,229	1,174	2,096	1,022
Value added and withholding tax liability	104	(418)	(423)	(1,031)
Accrued liabilities and other payables	4,280	407	4,655	1,524
Net cash provided by (used in) operating activities	20,901	21,066	32,201	37,218
INVESTING ACTIVITIES
Payment on principal on advances to joint ventures	(1,174)		(2,335)
Net cash provided by (used in) investing activities	(1,174)		(2,335)
FINANCING ACTIVITIES
Proceeds from revolving credit facility due to owners and affiliates		6,000		6,000
Repayment of long-term debt	(11,778)	(11,165)	(26,062)	(22,330)
Net proceeds from issuance of common units				818
Net proceeds from issuance of Series A preferred units				8,318
Cash distributions to limited partners and preferred unitholders	(4,210)	(18,956)	(8,421)	(37,912)
Indemnifications received from Hegh LNG			2,630
Net cash provided by (used in) financing activities	(15,988)	(24,121)	(31,853)	(45,106)
Increase (decrease) in cash, cash equivalents and restricted cash	3,739	(3,055)	(1,987)	(7,888)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(48)	49	(28)	(1)
Cash, cash equivalents and restricted cash, beginning of period	56,214	46,180	61,920	51,063
Cash, cash equivalents and restricted cash, end of period	$ 59,905	$ 43,174	$ 59,905	$ 43,174